Note 6 - Leases - Components of Lease Income/Expense (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed payment operating lease expense	$ 715,086	$ 771,693
Short-term lease expense	0	100,361
Sub-lease income	$ 163,397	$ 180,631